15. COMMITMENTS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2012	$84,380
2013	280,219
2014	213,599
2015	217,544
2016	220,361
2017	91,817
$1,107,920

The Company incurred lease expense of $293,871 (September 30, 2011 – $275,126) for the nine months ended September 30, 2012.